Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 4,849	€ 2,198
Current liability	€ 551	708
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 701	591
Current liability	€ 88	287
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 118	228
Current liability	€ 31	57
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 13
Current liability	€ 7	28
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 475	404
Current liability	€ 7	102
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 389	392
Current liability	€ 49	98
Coldpost [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Current liability		12
Cupons Industria [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 0
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 62	63
Current liability	€ 9	16
Electrolinera [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Instituto para la Diversificación y Ahorro de la Energía (IDAE)
Non-current liability	€ 421	337
Current liability		83
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 110	183
Current liability	€ 37
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 692
Current liability	€ 223
Hermes Viabilidad [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 1,505
Current liability	€ 51
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 233
Current liability	€ 49
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 47
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 83
V2BUILD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Innovate UK - UKRI
Non-current liability	€ 0
Current liability		€ 25